Pension Plans and Other Postretirement Benefits (Expected Benefit Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
U.S. Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	$ 7,176
2014	7,820
2015	8,968
2016	9,762
2017	10,620
2018 through 2022	64,453
U.S. Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	3,955
2014	3,825
2015	3,716
2016	3,593
2017	3,499
2018 through 2022	15,807
Foreign Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	4,540
2014	3,513
2015	4,543
2016	3,711
2017	5,594
2018 through 2022	21,535
Foreign Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	149
2014	154
2015	158
2016	161
2017	162
2018 through 2022	$ 806